Income Taxes (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	$ 5	$ 9	$ 8
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	(26)	0	16
Reconciliation of the beginning and ending amounts of unrecognized tax benefits
Beginning balance	41	37	16
Reductions due to a lapse of the applicable statute of limitation	0	(5)	(3)
Other movements	(1)	0	0
Ending balance	$ 19	$ 41	$ 37